Consolidated Statements of Cash Flows - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Cash provided by operations
Earnings		$ 2,947	$ 588
Adjustments
Amortization		584	203
Finance expense		45	27
Export duty deposits (note 25)		(55)	(104)
Export duty payable (note 25)		69	0
Retirement benefit expense		111	74
Contributions to retirement benefit plans		(77)	(49)
Tax provision		951	202
Income taxes (paid) received		(946)	41
Other		(8)	4
Changes in non-cash working capital
Receivables		5	(78)
Inventories		(139)	(14)
Prepaid expenses		(14)	(5)
Payables and accrued liabilities		79	79
Cash flows from operating activities		3,552	968
Cash used for financing
Repayment of long-term debt (note 12)		(667)	0
Repayment of operating loans		0	(280)
Finance expense paid		(37)	(30)
Make-whole premium paid (note 12)		(60)	0
Financing fees paid		4	0
Repurchase of Common shares for cancellation (note 14)		(1,319)	0
Issuance of Common shares (note 14)		7	0
Dividends paid		(75)	(41)
Other		(9)	(2)
Cash flows used in financing activities		(2,164)	(353)
Cash used for investing
Acquired cash and short-term investments from Norbord Acquisition1	[1]	642	0
Angelina Acquisition, net of cash acquired (note 3)		(302)	0
Additions to capital assets2	[2]	(635)	(180)
Other		9	14
Cash flows used in investing activities		(286)	(166)
Change in cash		1,102	449
Foreign exchange effect on cash		5	12
Cash - beginning of year		461	12
Cash - beginning of year			0
Cash - end of year		$ 1,568	$ 461

[1]	The Norbord Acquisition (note 3) was a non-cash share consideration transaction, and therefore, only the acquired cash is included in the above cash flow. Changes in Norbord’s cash position incurred subsequent to February 1, 2021 are incorporated into our cash flow results.
[2]	Capital assets are comprised of property, plant and equipment, timber licenses, and intangible assets. Additions to capital assets include $276 million relating to the asset acquisition of the idled OSB mill near Allendale, South Carolina.